UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07964

ACM MANAGED DOLLAR INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

ACM Managed Dollar Income Fund

Portfolio of Investments

June 30, 2009 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 33.7%
Industrial - 26.1%
Basic - 2.4%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13 (a) US$	5	$375
Arch Western Finance LLC
6.75%, 7/01/13	93	84,863
Domtar Corp.
5.375%, 12/01/13	330	273,900
Evraz Group SA
8.25%, 11/10/15 (b)	665	525,350
Hexion US Finance Corp./Hexion Nova
Scotia Finance ULC
5.383%, 11/15/14 (c)	115	46,000
9.75%, 11/15/14	115	51,750
Huntsman International LLC
7.875%, 11/15/14	165	130,762
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)	385	119,350
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)	8	3,000
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (d)	89	33,796
NewPage Corp.
10.00%, 5/01/12	285	136,800
Novelis, Inc.
7.25%, 2/15/15	250	190,000
Peabody Energy Corp.
Series B
6.875%, 3/15/13	210	207,900
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (b)	224	181,440
Vedanta Resources PLC
8.75%, 1/15/14 (b)	559	508,690

		2,493,976

Capital Goods - 2.6%
Alion Science and Technology Corp.
10.25%, 2/01/15	40	15,800

AMH Holdings, Inc.
11.25%, 3/01/14	235	103,400
Berry Plastics Holding Corp.
8.875%, 9/15/14	155	130,587
Bombardier, Inc.
6.30%, 5/01/14 (b)	288	252,000
8.00%, 11/15/14 (b)	350	329,437
Case Corp.
7.25%, 1/15/16	210	189,263
Case New Holland, Inc.
7.125%, 3/01/14	155	141,438
Crown Americas
7.625%, 11/15/13	215	209,625
Hanson Australia Funding Ltd.
5.25%, 3/15/13	300	235,890
Hanson Ltd.
6.125%, 8/15/16	75	56,062
L-3 Communications Corp.
5.875%, 1/15/15	240	213,000
Masco Corp.
6.125%, 10/03/16	170	142,731
Owens Corning, Inc.
6.50%, 12/01/16	140	122,719
7.00%, 12/01/36	185	131,115
Plastipak Holdings, Inc.
8.50%, 12/15/15 (b)	135	120,994
Sequa Corp.
11.75%, 12/01/15 (b)	80	46,200
Terex Corp.
8.00%, 11/15/17	65	49,969
United Rentals North America, Inc.
6.50%, 2/15/12	5	4,850
7.75%, 11/15/13	246	211,560

		2,706,640

Communications - Media - 3.8%
Allbritton Communications Co.
7.75%, 12/15/12	275	212,438
CanWest Media, Inc.
8.00%, 9/15/12 (a)	2	590
CCH I LLC
11.00%, 10/01/15 (a)	225	27,000
Charter Communications Operations LLC
10.00%, 4/30/12 (b)	546	525,477
Clear Channel Communications, Inc.
5.50%, 9/15/14	545	119,900
5.75%, 1/15/13	290	71,050

CSC Holdings, Inc.
6.75%, 4/15/12	325	313,625
7.625%, 7/15/18	485	449,231
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)	180	129,600
DirecTV Holdings LLC
6.375%, 6/15/15	459	424,575
Gallery Capital SA
10.125%, 5/15/13 (a)(b)	249	37,350
Lamar Media Corp.
6.625%, 8/15/15	200	175,000
LIN Television Corp.
6.50%, 5/15/13	120	86,400
Nielsen Finance LLC / Nielsen Finance Co.
12.50%, 8/01/16 (e)	75	48,187
Quebecor Media, Inc.
7.75%, 3/15/16	570	516,562
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13 (a)	252	12,915
Series A-3
8.875%, 1/15/16 (a)	235	12,044
Series A-4
8.875%, 10/15/17 (a)	780	39,975
Sinclair Television Group, Inc.
8.00%, 3/15/12	2	1,340
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	190	140,125
Univision Communications, Inc.
7.85%, 7/15/11	270	265,950
WMG Holdings Corp.
9.50%, 12/15/14 (e)	400	314,000

		3,923,334

Communications - Telecommunications - 2.5%
Cricket Communications, Inc.
9.375%, 11/01/14	260	256,100
Digicel Ltd.
9.25%, 9/01/12 (b)	349	338,530
Fairpoint Communications, Inc.
13.125%, 4/01/18	180	35,100
Frontier Communications Corp.
6.25%, 1/15/13	217	199,640
Inmarsat Finance PLC
7.625%, 6/30/12	155	151,125
Intelsat Bermuda Ltd.
11.25%, 6/15/16	577	588,540

Level 3 Financing, Inc.
8.75%, 2/15/17	105	79,800
9.25%, 11/01/14	265	217,300
Sprint Nextel Corp.
6.00%, 12/01/16	400	327,000
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	100	99,250
Vip Finance (Vimpelcom)
8.375%, 4/30/13 (b)	220	203,764
Windstream Corp.
8.125%, 8/01/13	108	104,490

		2,600,639

Consumer Cyclical - Automotive - 1.2%
Allison Transmission, Inc.
11.00%, 11/01/15 (b)	75	59,250
Ford Motor Credit Co. LLC
3.889%, 1/13/12 (c)	630	487,463
7.00%, 10/01/13	443	356,186
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	142	140,580
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	310	102,300
Lear Corp.
Series B
8.50%, 12/01/13 (a)	80	20,800
8.75%, 12/01/16 (a)	264	69,300
Visteon Corp.
7.00%, 3/10/14 (a)	385	11,550

		1,247,429

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment, Inc.
11.00%, 2/01/16	70	67,725

Consumer Cyclical - Other - 3.5%
Boyd Gaming Corp.
7.75%, 12/15/12	155	144,150
Broder Brothers Co.
12.00%, 10/15/13 (d)(f)(g)	63	44,732
Gaylord Entertainment Co.
6.75%, 11/15/14	5	3,737
8.00%, 11/15/13	350	298,375
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)	240	15,000
Harrah's Operating Co., Inc.
5.625%, 6/01/15	205	75,850
5.75%, 10/01/17	38	14,060
6.50%, 6/01/16	442	163,540
10.75%, 2/01/16	417	202,245

Host Hotels & Resorts LP
6.875%, 11/01/14	185	166,500
Series Q
6.75%, 6/01/16	590	511,825
Levi Strauss & Co.
8.875%, 4/01/16	125	120,938
MGM Mirage
6.625%, 7/15/15	480	313,200
8.375%, 2/01/11	135	108,000
Mohegan Tribal Gaming Auth
6.375%, 7/15/09	155	151,125
7.125%, 8/15/14	250	170,000
Six Flags Operations, Inc.
9.625%, 6/01/14 (a)	92	12,880
12.25%, 7/15/16 (a)(b)	37	25,715
Station Casinos, Inc.
6.00%, 4/01/12 (a)	6	2,053
6.625%, 3/15/18 (a)	390	7,800
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (b)	300	279,750
Universal City Development Partners
11.75%, 4/01/10	225	214,313
Universal City Florida Holding Co.
8.375%, 5/01/10	110	89,650
William Lyon Homes, Inc.
10.75%, 4/01/13	206	73,130
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	470	413,600

		3,622,168

Consumer Cyclical - Retailers - 1.0%
Autonation, Inc.
3.131%, 4/15/13 (c)	55	48,469
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	130	103,350
Couche-Tard US/Finance
7.50%, 12/15/13	162	157,950
Dollar General Corp.
10.625%, 7/15/15	70	75,600
JC Penney Corp., Inc.
8.00%, 3/01/10	1	960
Limited Brands, Inc.
5.25%, 11/01/14	187	158,979
6.90%, 7/15/17	110	95,184
Macy's Retail Holdings, Inc.
5.90%, 12/01/16	100	81,468
Michaels Stores, Inc.
10.00%, 11/01/14	135	113,400
11.375%, 11/01/16	105	68,775

Rite Aid Corp.
6.875%, 8/15/13	200	131,000

		1,035,135

Consumer Non-Cyclical - 4.1%
Aramark Corp.
8.50%, 2/01/15	180	174,600
Bausch & Lomb, Inc.
9.875%, 11/01/15	65	62,075
Biomet, Inc.
11.625%, 10/15/17	125	122,500
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15	120	62,550
Chaoda Modern Agriculture Holdings Ltd.
7.75%, 2/08/10 (b)	519	446,838
Community Health Systems, Inc.
8.875%, 7/15/15	164	160,720
DaVita, Inc.
7.25%, 3/15/15	160	150,400
Elan Finance PLC/CRP
7.75%, 11/15/11	590	545,750
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	190	196,175
HCA, Inc.
6.25%, 2/15/13	5	4,375
6.375%, 1/15/15	415	337,187
6.50%, 2/15/16	290	234,175
6.75%, 7/15/13	10	8,800
7.875%, 2/01/11	203	199,701
9.625%, 11/15/16 (d)	510	504,900
Healthsouth Corp.
10.75%, 6/15/16	50	50,250
IASIS Healthcare Corp.
8.75%, 6/15/14	345	338,100
New Albertsons, Inc.
7.45%, 8/01/29	255	209,100
Select Medical Corp.
7.625%, 2/01/15	165	134,063
Viant Holdings, Inc.
10.125%, 7/15/17 (b)	168	131,880
Visant Corp.
7.625%, 10/01/12	120	119,700

		4,193,839

Energy - 1.1%
Chesapeake Energy Corp.
6.50%, 8/15/17	175	147,000
7.50%, 9/15/13	105	100,537

CIE Generale De Geophysique
7.50%, 5/15/15	145	133,038
7.75%, 5/15/17	25	22,750
Complete Production Services, Inc.
8.00%, 12/15/16	145	123,975
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13	115	67,850
Hilcorp Energy/Finance
7.75%, 11/01/15 (b)	115	97,175
Mariner Energy, Inc.
11.75%, 6/30/16	103	102,485
Plains Exploration & Production Co.
7.75%, 6/15/15	160	149,600
Tesoro Corp.
6.25%, 11/01/12	164	155,800

		1,100,210

Other Industrial - 0.4%
Noble Group Ltd.
6.625%, 3/17/15 (b)	401	328,748
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	135	115,425

		444,173

Services - 0.4%
Expedia, Inc.
8.50%, 7/01/16 (b)	75	72,000
Realogy Corp.
10.50%, 4/15/14	275	118,938
The ServiceMaster Co.
10.75%, 7/15/15 (b)(d)	155	124,000
Travelport LLC
9.875%, 9/01/14	60	39,900
West Corp.
9.50%, 10/15/14	80	70,000

		424,838

Technology - 2.1%
Amkor Technology, Inc.
9.25%, 6/01/16	295	273,244
Avago Technologies Finance
10.125%, 12/01/13	230	234,600
Celestica, Inc.
7.875%, 7/01/11	1	950
Flextronics International Ltd.
6.50%, 5/15/13	435	418,687
Freescale Semiconductor, Inc.
8.875%, 12/15/14	580	292,900
10.125%, 12/15/16	285	96,900

Iron Mountain, Inc.
6.625%, 1/01/16	160	143,200
NXP BV / NXP Funding LLC
3.881%, 10/15/13 (c)	170	68,000
9.50%, 10/15/15	180	63,900
Seagate Technology HDD Holding
6.375%, 10/01/11	107	102,319
Serena Software, Inc.
10.375%, 3/15/16	270	214,650
Sungard Data Systems, Inc.
9.125%, 8/15/13	270	255,150

		2,164,500

Transportation - Airlines - 0.3%
AMR Corp.
9.00%, 8/01/12	226	111,870
Continental Airlines, Inc.
8.75%, 12/01/11	260	162,500
Series RJO3
7.875%, 7/02/18	74	43,032

		317,402

Transportation - Railroads - 0.1%
Trinity Industries, Inc.
6.50%, 3/15/14	160	139,200

Transportation - Services - 0.5%
Avis Budget Car Rental
7.75%, 5/15/16	255	177,225
Hertz Corp.
8.875%, 1/01/14	305	280,600

		457,825

		26,939,033

Utility - 3.7%
Electric - 3.2%
The AES Corp.
7.75%, 3/01/14	360	341,100
8.00%, 10/15/17	68	63,240
8.75%, 5/15/13 (b)	31	31,465
Dynegy Holdings, Inc.
7.75%, 6/01/19	320	249,200
8.375%, 5/01/16	425	360,188
Edison Mission Energy
7.00%, 5/15/17	200	153,500
7.50%, 6/15/13	500	447,500
7.75%, 6/15/16	170	138,550
Energy Future Holdings Corp.
10.875%, 11/01/17	175	127,750
Mirant Americas Generation LLC
8.50%, 10/01/21	300	237,000

NRG Energy, Inc.
7.375%, 2/01/16 - 1/15/17	450	425,006
RRI Energy, Inc.
7.625%, 6/15/14	185	169,275
7.875%, 6/15/17	225	201,375
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15	130	80,925
TXU Corp.
Series P
5.55%, 11/15/14	251	158,486
Series Q
6.50%, 11/15/24	379	189,910

		3,374,470

Natural Gas - 0.5%
El Paso Corp.
Series G
7.375%, 12/15/12	165	158,975
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66 (h)	215	173,075
Kinder Morgan Finance Co.
5.70%, 1/05/16	75	64,312
Regency Energy Partners
8.375%, 12/15/13	98	94,570

		490,932

		3,865,402

Financial Institutions - 2.2%
Banking - 0.6%
CenterCredit International
8.625%, 1/30/14 (b)	194	137,740
Kazkommerts International BV
8.50%, 4/16/13 (b)	350	220,500
RS Finance (RSB)
7.50%, 10/07/10 (b)	270	236,250

		594,490

Brokerage - 0.1%
E*Trade Financial Corp.
7.375%, 9/15/13	85	68,425

Finance - 1.0%
CIT Group, Inc.
5.125%, 9/30/14	270	159,147
GMAC LLC
6.75%, 12/01/14 (b)	125	98,125
6.75%, 12/01/14	1	730
6.875%, 9/15/11 (b)	484	423,500
8.00%, 11/01/31 (b)	159	111,300

Residential Capital LLC
9.625%, 5/15/15	322	204,470

		997,272

Insurance - 0.2%
Crum & Forster Holdings Corp.
7.75%, 5/01/17	220	190,850
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	95	53,200

		244,050

Other Finance - 0.0%
Aiful Corp.
6.00%, 12/12/11 (b)	130	63,700

REITS - 0.3%
AMR Real Estate PTR/FIN
7.125%, 2/15/13	315	284,288

		2,252,225

Credit Default Index Holdings - 1.7%
DJ CDX.NA.HY-100 - 1.7%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (b)	990	934,313
Dow Jones CDX HY
Series 4-T1
8.25%, 6/29/10 (b)	876	814,903

		1,749,216

Total Corporates - Non-Investment Grades
(cost $44,803,768)		34,805,876

EMERGING MARKETS - SOVEREIGNS - 30.1%
Argentina - 2.1%
Argentina Bonos
7.00%, 10/03/15	3,470	1,637,551
8.28%, 12/31/33	1,113	573,286

		2,210,837

Colombia - 1.9%
Republic of Colombia
7.375%, 9/18/37 (i)	604	616,080
7.375%, 1/27/17 - 3/18/19	547	587,585
11.75%, 2/25/20	528	720,720

		1,924,385

Costa Rica - 0.2%
Republic of Costa Rica
8.05%, 1/31/13 (b)	181	194,445

Dominican Republic - 0.8%
Dominican Republic
8.625%, 4/20/27 (b)	370	270,100
9.04%, 1/23/18 (b)	656	583,650

		853,750

El Salvador - 0.8%
Republic of El Salvador
7.625%, 9/21/34 (b)	150	136,303
7.65%, 6/15/35 (b)	355	298,200
8.50%, 7/25/11 (b)	400	409,000

		843,503

Gabon - 0.5%
Gabonese Republic
8.20%, 12/12/17 (b)	582	506,340

Ghana - 0.4%
Republic of Ghana
8.50%, 10/04/17 (b)	478	380,010

Indonesia - 5.3%
Republic of Indonesia
6.625%, 2/17/37 (b)	520	429,000
6.75%, 3/10/14 (b)	409	409,000
6.875%, 1/17/18 (b)	457	439,862
7.25%, 4/20/15 (b)	976	985,760
7.50%, 1/15/16 (b)	270	272,700
7.75%, 1/17/38 (b)	387	360,878
8.50%, 10/12/35 (b)	390	399,750
11.625%, 3/04/19 (b)	1,670	2,129,250

		5,426,200

Jamaica - 0.3%
Government of Jamaica
9.25%, 10/17/25	100	82,000
10.625%, 6/20/17	270	270,000

		352,000

Panama - 1.6%
Republic of Panama
6.70%, 1/26/36	3	2,910
7.125%, 1/29/26	447	463,762
7.25%, 3/15/15	321	349,890
8.875%, 9/30/27	724	874,230

		1,690,792

Philippines - 3.9%
Republic of Philippines
7.50%, 9/25/24	1,059	1,104,008
8.375%, 6/17/19	990	1,138,500
8.875%, 3/17/15	650	745,875
9.875%, 1/15/19	589	725,942
10.625%, 3/16/25	205	269,062

		3,983,387

Turkey - 5.5%
Republic of Turkey
6.875%, 3/17/36	1,611	1,474,065
7.00%, 6/05/20	1,950	1,945,125
7.375%, 2/05/25	1,523	1,534,423
11.00%, 1/14/13	619	722,682

		5,676,295

Ukraine - 0.8%
Government of Ukraine
6.385%, 6/26/12 (b)	110	84,700
6.58%, 11/21/16 (b)	206	139,919
6.75%, 11/14/17 (b)	325	221,000
7.65%, 6/11/13 (b)	555	424,575

		870,194

Uruguay - 1.7%
Republic of Uruguay
7.625%, 3/21/36	140	134,400
7.875%, 1/15/33 (d)	1,083	1,050,557
9.25%, 5/17/17	505	578,225

		1,763,182

Venezuela - 4.3%
Republic of Venezuela
2.101%, 4/20/11 (b)(c)	120	96,631
5.75%, 2/26/16 (b)	2,115	1,208,479
7.00%, 12/01/18 (b)	501	287,489
7.65%, 4/21/25	1,851	990,285
8.50%, 10/08/14	1,165	830,063
9.25%, 5/07/28 (b)	1,317	806,846
9.375%, 1/13/34	292	182,500

		4,402,293

Total Emerging Markets - Sovereigns
(cost $31,940,083)		31,077,613

GOVERNMENTS - SOVEREIGN BONDS - 14.0%
Brazil - 6.9%
Republic of Brazil
6.00%, 1/17/17	471	483,482
7.125%, 1/20/37	2,272	2,465,120
8.25%, 1/20/34	1,449	1,724,310
8.75%, 2/04/25	515	633,450
8.875%, 10/14/19	1,544	1,875,960

		7,182,322

Malaysia - 0.3%
Malaysia
7.50%, 7/15/11	241	262,777

Mexico - 2.1%
United Mexican States
Series A
8.00%, 9/24/22	1,906	2,210,960

Peru - 1.4%
Republic of Peru
7.35%, 7/21/25	460	492,200
8.375%, 5/03/16	226	260,465
8.75%, 11/21/33	549	667,035

		1,419,700

Russia - 3.3%
Russian Federation
7.50%, 3/31/30 (b)	3,483	3,428,895

Total Governments - Sovereign Bonds
(cost $12,680,822)		14,504,654

CORPORATES - INVESTMENT GRADES - 10.6%
Industrial - 5.3%
Basic - 1.8%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	230	231,725
GTL Trade Finance, Inc.
7.25%, 10/20/17 (b)	181	171,045
The Mosaic Co.
7.625%, 12/01/16 (b)	445	451,119
Southern Copper Corp.
7.50%, 7/27/35	300	271,221
Usiminas Commercial Ltd.
7.25%, 1/18/18 (b)	209	210,568
Vale Overseas Ltd.
6.875%, 11/21/36	404	383,600
Weyerhaeuser Co.
7.375%, 3/15/32	125	99,769

		1,819,047

Capital Goods - 0.5%
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16	260	261,300
Tyco International Finance SA
8.50%, 1/15/19	220	243,932

		505,232

Communications - Telecommunications - 1.5%
Alltel Corp.
7.875%, 7/01/32	160	185,788
Embarq Corp.
6.738%, 6/01/13	220	222,077
Qwest Corp.
8.875%, 3/15/12	1,100	1,108,250

		1,516,115

Consumer Cyclical - Other - 0.2%
Toll Brothers Finance Corp.
5.15%, 5/15/15	249	220,459

Consumer Non-Cyclical - 0.6%
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	475	481,027
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17	157	140,908

		621,935

Energy - 0.6%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	130	123,746
TNK-BP Finance SA
7.50%, 7/18/16 (b)	575	500,250

		623,996

Technology - 0.1%
Motorola, Inc.
7.50%, 5/15/25	170	130,050

		5,436,834

Non Corporate Sectors - 2.2%
Agencies - Not Government Guaranteed - 2.2%
Gaz Capital SA
6.212%, 11/22/16 (b)	100	84,000
6.51%, 3/07/22 (b)	1,998	1,483,515
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (b)	137	115,765
7.70%, 8/07/13 (b)	534	515,577
8.70%, 8/07/18 (b)	110	104,500

		2,303,357

Financial Institutions - 2.0%
Banking - 1.1%
The Bear Stearns Co., Inc.
5.55%, 1/22/17	200	185,351
Countrywide Financial Corp.
6.25%, 5/15/16	124	110,010
5.80%, 6/07/12	47	47,293
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	3	2,961
Fifth Third Bancorp
6.25%, 5/01/13	114	112,032
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	200	171,549
Rabobank Nederland
11.00%, 6/30/19 (b)(h)	85	94,562

VTB Capital SA
6.609%, 10/31/12 (b)	410	385,400

		1,109,158

Finance - 0.1%
SLM Corp.
5.125%, 8/27/12	74	63,297
Series A
4.50%, 7/26/10	74	69,930

		133,227

Insurance - 0.4%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	160	126,672
Principal Financial Group, Inc.
7.875%, 5/15/14	230	242,303

		368,975

Other Finance - 0.4%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (b)	432	401,889

		2,013,249

Utility - 1.1%
Electric - 0.8%
Allegheny Energy Supply Co. LLC
7.80%, 3/15/11	160	165,532
8.25%, 4/15/12 (b)	210	218,504
Aquila, Inc.
11.875%, 7/01/12	200	221,000
Teco Finance, Inc.
6.572%, 11/01/17	99	91,811
7.00%, 5/01/12	141	143,467

		840,314

Natural Gas - 0.3%
Williams Co., Inc.
7.625%, 7/15/19	320	316,000

		1,156,314

Total Corporates - Investment Grades
(cost $11,599,136)		10,909,754

QUASI-SOVEREIGNS - 3.3%
Kazakhstan - 0.6%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (b)	710	654,975

Malaysia - 0.4%
Petronas Capital Ltd.
7.00%, 5/22/12 (b)	364	400,655

Russia - 1.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	270	232,200
7.125%, 1/14/14 (b)	1,065	1,006,425
7.75%, 5/29/18 (b)	661	599,857

		1,838,482

Venezuela - 0.5%
Petroleos de Venezuela SA
5.25%, 4/12/17	1,062	501,795

Total Quasi-Sovereigns
(cost $3,566,355)		3,395,907

EMERGING MARKETS - CORPORATE BONDS - 1.8%
Financial Institutions - 1.0%
Banking - 0.8%
Alfa Bond Issuance PLC
8.625%, 12/09/15	225	162,124
ATF Bank
9.00%, 5/11/16 (b)	402	281,400
Banco BMG SA
9.15%, 1/15/16 (b)	450	427,500

		871,024

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (b)	270	191,918

		1,062,942

Industrial - 0.8%
Basic - 0.7%
Evraz Group SA
8.875%, 4/24/13 (b)	115	96,888
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	696	588,120

		685,008

Other Industrial - 0.1%
Noble Group Ltd.
8.50%, 5/30/13 (b)	170	161,500

		846,508

Total Emerging Markets - Corporate Bonds
(cost $2,334,577)		1,909,450

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.1%
Preferred Blocker, Inc.
7.00% (b)	172	73,971

REITS - 0.1%
Sovereign REIT
12.00% (b)	185	135,975

		209,946

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%	9,550	12,797

Total Preferred Stocks
(cost $441,680)		222,743

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AJ
5.04%, 10/15/42 (cost $237,481) US$	400	222,081

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (b) (cost $148,699)	150	151,125

CMOS - 0.1%
Non-Agency ARMS - 0.1%
Indymac Index Mortgage Loan Trust
Series 2006-AR5, Class 2A1
5.645%, 5/25/36 (h) (cost $126,091)	217	120,587

	Shares
EQUITIES - 0.0%
Common Stock - 0.0%
Broder Brothers Co. (j) (cost $0)	6,386	0

WARRANTS - 0.0%
Republic of Venezuela, expiring 4/15/20 (j) (cost $0)	7,140	0

SHORT-TERM INVESTMENTS - 4.8%
Investment Companies - 4.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (k) (cost $5,001,272)	5,001,272	5,001,272

Total Investments - 98.9%
(cost $112,879,964) (l)	102,321,062
Other assets less liabilities - 1.1%	1,094,457

Net Assets - 100.0%	$103,415,519

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN

ISSUES

		Implied
	Fixed	Credit
	Deal	Spread			Upfront
	(Pay)	at	Notional		Premiums
Swap Counterparty &	Receive	June 30,	Amount	Market	Paid	Unrealized
Referenced Obligation	Rate	2009	(000)	Value	(Received)	(Depreciation)

Sale Contracts:
JPMorgan Chase Bank, N.A.:
Gazprom OAO
10.50%, 10/21/09, 10/20/10*	1.04%	4.515%	1,490	$(61,880)	$0	$(61,880)

* Termination date.

REVERSE REPURCHASE AGREEMENTS
Broker	Interest Rate	Maturity	Amount

Barclays Bank	0.25%	12/31/09	$638,947

(a)	Security is in default and is non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate market value of these securities amounted to $32,662,591 or 31.6% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2009.

(d)	Pay-In-Kind Payments (PIK).

(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of June 30, 2009, is considered illiquid and restricted.

				Percentage
Restricted	Acquisition		Market	of
Securities	Date	Cost	Value	Net Assets

Broder Brothers Co.
12.00%, 10/15/13	9/17/2003	$139,160	$44,732	0.04%

(g)	Fair valued.

(h)	Variable rate coupon, rate shown as of June 30, 2009.

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of this security amounted to $616,080.

(j)	Non-income producing security.

(k)	Investment in affiliated money market mutual fund.

(l)	As of June 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,015,192 and gross unrealized depreciation of investments was $(15,574,094), resulting in net unrealized depreciation of $(10,558,902).

Glossary:
ARMS CMBS LP OJSC REIT	- Adjustable Rate Mortgages - Commercial Mortgage-Backed Securities - Limited Partnership - Open Joint Stock Company - Real Estate Investment Trust

Country Breakdown *
June 30, 2009 (unaudited)

Summary

33.5%	United States
10.2%	Russia
8.2%	Brazil
5.5%	Turkey
5.3%	Indonesia
4.8%	Venezuela
4.0%	Philippines
2.2%	Mexico
2.2%	Argentina
2.0%	Peru
1.9%	Colombia
1.7%	Uruguay
1.7%	Panama
11.9%	Other
4.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2009. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 1.7% or less in the following countries: Bermuda, Canada, Cayman Islands, Costa Rica, Dominican Republic, El Salvador, France, Gabon, Ghana, Hong Kong, India, Ireland, Jamaica, Japan, Kazakhstan, Malaysia, Netherlands, Singapore, Ukraine and United Kingdom.

FINANCIAL ACCOUNTING STANDARDS NO. 157

June 30, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2009:

Investments in Securities	Level 1			Level 2		Level 3		Total
Corporates—Non Investment Grades	$	– 0	–	$31,311,805		$3,494,071		$34,805,876
Emerging Markets—Sovereigns		– 0	–	8,451,041		22,626,572		31,077,613
Governments—Sovereign Bonds		– 0	–	6,646,680		7,857,974		14,504,654
Corporates—Investment Grades		– 0	–	7,318,858		3,590,896		10,909,754
Quasi—Sovereigns		– 0	–	902,450		2,493,457		3,395,907
Emerging Markets—Corporate Bonds		– 0	–	515,543		1,393,907		1,909,450
Preferred Stocks		– 0	–	86,768		135,975		222,743
Commercial Mortgage-Backed Securities		– 0	–	222,081		– 0	–	222,081
Governments—Sovereign Agencies		– 0	–	151,125		– 0	–	151,125
CMOS		– 0	–	– 0	–	120,587		120,587
Short-Term Investments		5,001,272		– 0	–	– 0	–	5,001,272

Total Investments in Securities		5,001,272		55,606,351		41,713,439		102,321,062
Other Financial Instruments*		– 0	–	(61,880)		– 0	–	(61,880)

		$5,001,272		$55,544,471		$41,713,439		$102,259,182

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non Investments Grades		Emerging Markets - Sovereigns		Government - Sovereign Bonds		Corporates - Investments Grades
Balance as of 9/30/08	$2,194,288		$7,758,807		$ – 0	–	$444,912
Accrued discounts /premiums	7,130		38,490		(43,140)		2,033
Realized gain (loss)	(4,344,018)		(1,120,849)		29,809		– 0	–
Change in unrealized appreciation/depreciation	4,285,228		1,153,342		240,937		247,090
Net purchases (sales)	(17,319)		287,133		(2,645,664)		165,266
Net transfers in and/or out of Level 3	1,368,762		14,509,649		10,276,032		2,731,595

Balance as of 6/30/09	$3,494,071		$22,626,572		$7,857,974		$3,590,896

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$(231,728)		$567,579		$240,939		$247,091

	Quasi - Sovereigns		Emerging Markets - Corporate Bonds		Preferred Stocks		CMOS
Balance as of 9/30/08	$113,904		$400,500		$140,600		$ – 0	–
Accrued discounts /premiums	8,340		(659)		– 0	–	46
Realized gain (loss)	(8,389)		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	345,285		70,674		(4,625)		(5,504)
Net purchases (sales)	263,430		– 0	–	– 0	–	126,045
Net transfers in and/or out of Level 3	1,770,887		923,392		– 0	–	– 0	–

Balance as of 6/30/09	$2,493,457		$1,393,907		$135,975		$120,587

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$345,285		$70,674		$(4,625)		$(5,504)

	Other Financial Instruments		Total
Balance as of 9/30/08	$(29,009)		$11,024,002
Accrued discounts /premiums	– 0	–	12,240
Realized gain (loss)	– 0	–	(5,443,447)
Change in unrealized appreciation/depreciation	(39,102)		6,293,325
Net purchases (sales)	– 0	–	(1,821,109)
Net transfers in and/or out of Level 3	68,111		31,648,428

Balance as of 6/30/09	$ – 0	–	$41,713,439

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/09	$ – 0	–	$1,229,711

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ACM Managed Dollar Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2009